Parent Company Information (Tables) - Parent Company	12 Months Ended
Dec. 31, 2022
Condensed Income Statements, Captions [Line Items]
Summary of Condensed Balance Sheet

	As of December 31,
	2022	2021
Assets
Current Assets
Cash and cash equivalents	$10,990	$24,000

Total current assets	10,990	24,000
Investment in Subsidiaries	31,780	856,780

Total assets	$42,770	$880,780

Liabilities and Stockholders’ Equity
Accounts payable	$103	$94
Accrued liabilities	67	34

Total liabilities	170	128

Stockholders’ Equity:

Common shares, $ 0.01 par value; 1,000 common shares authorized, 100 common shares issued and outstanding as of December 31, 2022 and 2021	1	1
Additional paid-in capital	42,780	880,780
Accumulated deficit	(181)	(129)

Total stockholders’ equity	42,600	880,652

Total liabilities and stockholders’ equity	$42,770	$880,780

Summary of Condensed Income Statement

	For Years Ended December 31,
	2022	2021
Selling, general and administrative expenses	$52	$73
Total operating expenses	52	73
Loss from operations	(52)	(73)
Net loss	$(52)	$(73)

Summary of Condensed Cash Flow Statement

	For Years Ended December 31,
	2022	2021
Cash flows from operating activities:
Net loss	$(52)	$(73)
Changes in operating assets and liabilities
Accrued liabilities	9	34
Accounts payable	33	39

Net cash used in operating activities	(10)	—

Cash flows from investing activities:
Proceeds from investment in subsidiaries	825,000	—

Net cash provided by investment activities	825,000	—

Cash flows from financing activities:
Contribution from parent	—	24,000
Distribution to parent	(838,000)	—

Net cash (used in) provided by financing activities	(838,000)	24,000

Net (decrease) increase in cash and cash equivalents	(13,010)	24,000
Cash and cash equivalents - beginning of year	24,000	—

Cash and cash equivalents - end of year	$10,990	$24,000